Prospectus [Line Items]
Expense [Heading]	Fees and Expenses
Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Asset Management Fund - Large Cap Equity Fund - Large Cap Equity Fund		Class AMF	Class H
Management Fees		0.65%	0.65%
12b-1 Fees		0.25%	none
Other Expenses	[1]	0.91%	0.91%
Total Fund Operating Expenses	[2]	1.81%	1.56%
[1]	Other expenses have been restated to reflect current fees.
[2]	The Total Fund Operating Expenses differs from the Ratio of gross expenses to average net assets found within the "Financial Highlights" section of the prospectus because Other Expenses have been restated to reflect current fees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Asset Management Fund - Large Cap Equity Fund - Large Cap Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class AMF	184	569	980	2,127
Class H	159	493	850	1,856